Risk/Return Detail Data - FIMMFunds-InstitutionalComboPRO	Apr. 02, 2024
Risk/Return:
Registrant Name	Fidelity Colchester Street Trust
FIMMFunds-InstitutionalComboPRO | Fidelity Investments Money Market Government Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Investments Money Market Funds Institutional Class May 30, 2023 Prospectus
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Risk Money Market Fund May Not Preserve Dollar [Text]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.